Schedule of Geographical Information (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total Interest Income	$ 173,536		$ 12,027	$ 20,000
Total Geographical Non-Current Assets	104,069,560		102,600,889	86,807,491
AUSTRALIA
IfrsStatementLineItems [Line Items]
Total Interest Income	173,290		7,397	20,000
Total Geographical Non-Current Assets	1,019,378		1,470,024	4,527,957
CANADA
IfrsStatementLineItems [Line Items]
Total Interest Income
Total Geographical Non-Current Assets	11,242,193		16,767,507	23,022,266
UNITED STATES
IfrsStatementLineItems [Line Items]
Total Interest Income	246		4,630
Total Geographical Non-Current Assets	$ 91,807,899		$ 84,363,358	$ 59,257,268